Equity share capital and share premium - Conversion of Preference shares (Details)		12 Months Ended
	Dec. 16, 2016 shares	Mar. 31, 2017 shares	Mar. 31, 2018 shares	Mar. 31, 2016 shares
Ordinary shares
Equity share capital and share premium
Reverse stock split, conversion ratio	5.4242194
Number of shares outstanding		33,828,856	34,647,810	1,139,354
Preference shares
Equity share capital and share premium
Number of shares converted	41,065,679
Number of ordinary shares issued upon conversion	108,140,463
Number of ordinary shares after share split	19,936,595
Number of shares outstanding		0	0
Series A Preference Shares
Equity share capital and share premium
Number of shares converted	12,000,120	12,000,120
Conversion ratio (to ordinary shares)	1.18
Number of ordinary shares issued upon conversion	14,169,808
Number of ordinary shares after share split	2,612,322
Number of shares outstanding				12,000,120
Series B Preference Shares
Equity share capital and share premium
Number of shares converted	7,805,600	7,805,600
Conversion ratio (to ordinary shares)	1.55
Number of ordinary shares issued upon conversion	12,059,947
Number of ordinary shares after share split	2,223,352
Number of shares outstanding				7,805,600
Series C Preference Shares
Equity share capital and share premium
Number of shares converted	6,093,357	6,093,357
Conversion ratio (to ordinary shares)	2.94
Number of ordinary shares issued upon conversion	17,925,868
Number of ordinary shares after share split	3,304,783
Number of shares outstanding				6,093,357
Series D Preference Shares
Equity share capital and share premium
Number of shares converted	8,275,383	8,275,383
Conversion ratio (to ordinary shares)	4.96
Number of ordinary shares issued upon conversion	41,051,337
Number of ordinary shares after share split	7,568,156
Number of shares outstanding				8,275,383
Series E Preference Shares
Equity share capital and share premium
Number of shares converted	4,279,423	4,279,423
Conversion ratio (to ordinary shares)	3.11
Number of ordinary shares issued upon conversion	13,294,473
Number of ordinary shares after share split	2,450,947
Number of shares outstanding				4,279,423
Series F Preference Shares
Equity share capital and share premium
Number of shares converted	2,611,796	2,611,796
Conversion ratio (to ordinary shares)	3.69
Number of ordinary shares issued upon conversion	9,639,030
Number of ordinary shares after share split	1,777,036
Number of shares outstanding				2,611,796